Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments	Other receivables and prepayments as of December 31, 2023 and 2022 consisted of:
	December 31, 2023	December 31, 2022

Prepaid research and development expenses	$185,633	$305,178
Prepaid insurance	33,815	47,833
Prepaid service fee	46,303	148,346
Rental deposits	102,109	16,296
Prepaid rental expenses	15,683	-
Other receivables	22,275	204,752
Others	16,253	21,603
	$422,071	$744,008